UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/16 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.9%)

	CONSUMER DISCRETIONARY (8.7%)

	APPAREL (0.5%)
16,800	VF Corp.	$941,640
33,600	Wolverine World Wide, Inc.	773,808
		1,715,448
	DISTRIBUTION & WHOLESALE (1.3%)
112,000	LKQ Corp. *	3,971,520

	RETAIL (6.9%)
7,400	AutoZone, Inc. *	5,685,716
1,100	Buffalo Wild Wings, Inc. *	154,814
20,000	Dollar Tree, Inc. *	1,578,600
16,200	Domino's Pizza, Inc.	2,459,970
22,600	O'Reilly Automotive, Inc. *	6,330,486
80,600	TJX Companies, Inc. (The)	6,027,268
		22,236,854
		27,923,822
	CONSUMER STAPLES (8.9%)

	AGRICULTURE (1.2%)
84,000	Reynolds American, Inc.	3,960,600

	BEVERAGES (1.3%)
42,600	Brown-Forman Corp. Class B	2,020,944
13,100	Coca-Cola Femsa, S.A.B. de C.V. ADR (1)	982,500
11,200	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,030,848
		4,034,292
	FOOD (2.9%)
64,000	General Mills, Inc.	4,088,320
120,000	Hormel Foods Corp.	4,551,600
5,000	McCormick & Co., Inc.	499,600
		9,139,520
	HOUSEHOLD PRODUCTS & WARES (2.3%)
134,800	Church & Dwight Co., Inc.	6,459,616
7,800	Spectrum Brands Holdings, Inc. (1)	1,073,982
		7,533,598
	RETAIL (1.2%)
26,000	Costco Wholesale Corp.	3,965,260
		28,633,270
	ENERGY (0.3%)
	PIPELINES (0.3%)
22,000	Enbridge, Inc.	973,060

	FINANCIALS (4.7%)
	BANKS (1.7%)
75,500	HDFC Bank Ltd. ADR	5,427,695

Shares		Value
	INSURANCE (2.1%)
3,000	Alleghany Corp. *	$1,575,060
45,000	Arch Capital Group Ltd. *	3,566,700
14,000	Chubb, Ltd.	1,759,100
		6,900,860
	REITS (0.9%)
23,200	Equity Lifestyle Properties, Inc. REIT	1,790,576
4,953	Essex Property Trust, Inc. REIT	1,103,033
		2,893,609
		15,222,164
	HEALTH CARE (16.5%)
	BIOTECHNOLOGY (2.6%)
33,800	Alexion Pharmaceuticals, Inc. *	4,141,852
23,000	Illumina, Inc. *	4,178,180
		8,320,032
	ELECTRONICS (2.3%)
17,700	Mettler-Toledo International, Inc. *	7,430,991

	HEALTHCARE PRODUCTS (7.4%)
22,600	C.R. Bard, Inc.	5,068,728
61,000	Danaher Corp.	4,781,790
16,000	DENTSPLY SIRONA, Inc.	950,880
38,800	Henry Schein, Inc. *	6,323,624
57,400	IDEXX Laboratories, Inc. *	6,470,702
		23,595,724
	HEALTHCARE SERVICES (1.6%)
49,100	Mednax, Inc. *	3,252,875
15,600	Universal Health Services, Inc. Class B	1,922,232
		5,175,107
	PHARMACEUTICALS (1.8%)
42,000	Express Scripts Holding Co. *	2,962,260
9,000	Mallinckrodt PLC *	628,020
54,000	Novo Nordisk A/S ADR (1)	2,245,860
		5,836,140
	SOFTWARE (0.8%)
40,000	Cerner Corp. *	2,470,000
		52,827,994
	INDUSTRIALS (32.0%)

	AEROSPACE & DEFENSE (5.6%)
20,000	General Dynamics Corp.	3,103,200
30,762	HEICO Corp.	2,128,730
15,800	Northrop Grumman Corp.	3,380,410
50,200	Teledyne Technologies, Inc. *	5,418,086
13,300	TransDigm Group, Inc. *	3,845,296
		17,875,722

1

September 30, 2016

Shares		Value

	BUILDING MATERIALS (0.5%)
26,600	Fortune Brands Home & Security, Inc.	$1,545,460

	COMMERCIAL SERVICES (2.7%)
14,800	Equifax, Inc.	1,991,784
66,152	IHS Markit, Ltd. *	2,484,008
146,900	Rollins, Inc.	4,301,232
		8,777,024
	ELECTRICAL EQUIPMENTS (4.2%)
25,300	Acuity Brands, Inc.	6,694,380
103,750	AMETEK, Inc.	4,957,175
26,000	EnerSys	1,798,940
		13,450,495
	ELECTRONICS (0.5%)
30,500	Fortive Corp.	1,552,450

	ENVIRONMENTAL CONTROL (4.2%)
38,500	Republic Services, Inc.	1,942,325
37,600	Stericycle, Inc. *	3,013,264
115,800	Waste Connections, Inc.	8,650,260
		13,605,849
	HAND & MACHINE TOOLS (1.6%)
11,119	Lincoln Electric Holdings, Inc.	696,272
28,500	Snap-on, Inc.	4,330,860
		5,027,132
	HOUSEWARES (2.3%)
158,600	Toro Co. (The)	7,428,824

	MACHINERY DIVERSIFIED (4.8%)
31,850	IDEX Corp.	2,980,204
8,000	Middleby Corp. (The) *	988,960
39,000	Roper Technologies, Inc.	7,116,330
53,200	Wabtec Corp.	4,343,780
		15,429,274
	MISCELLANEOUS MANUFACTURERS (1.5%)
6,300	AO Smith Corp.	622,377
39,200	AZZ, Inc.	2,558,584
16,000	Carlisle Companies, Inc.	1,641,120
2,000	CLARCOR, Inc.	130,000
		4,952,081
	TRANSPORTATION (4.1%)
62,800	Canadian National Railway Co.	4,107,120
33,000	J.B. Hunt Transport Services, Inc.	2,677,620
24,000	Kansas City Southern	2,239,680
40,000	Union Pacific Corp.	3,901,200
4,000	XPO Logistics, Inc. *(1)	146,680
		13,072,300
		102,716,611
	INFORMATION TECHNOLOGY (16.3%)
	COMMERCIAL SERVICES (0.9%)
27,600	WEX, Inc. *	2,983,284

Shares		Value
	COMPUTERS (1.7%)
44,000	Accenture PLC Class A	$5,375,480

	DIVERSIFIED FINANCIAL SERVIECS (3.2%)
20,000	Alliance Data Systems Corp. *	4,290,600
58,000	MasterCard, Inc. Class A	5,902,660
		10,193,260
	ELECTRONICS (1.9%)
78,400	Amphenol Corp. Class A	5,089,728
37,000	Trimble Navigation Ltd. *	1,056,720
		6,146,448
	SOFTWARE (8.6%)
61,600	ANSYS, Inc. *	5,704,776
68,400	Fiserv, Inc. *	6,803,748
28,400	Intuit, Inc.	3,124,284
75,000	Salesforce.com, Inc. *	5,349,750
32,500	Ultimate Software Group, Inc. (The) *	6,642,675
		27,625,233
		52,323,705
	MATERIALS (8.8%)
	CHEMICALS (3.7%)
15,000	Air Products & Chemicals, Inc.	2,255,100
40,000	FMC Corp.	1,933,600
600	NewMarket Corp.	257,592
23,000	Praxair, Inc.	2,779,090
43,200	Valspar Corp. (The)	4,582,224
		11,807,606
	COMMERCIAL SERVICES (1.8%)
48,400	Ecolab, Inc.	5,891,248

	HOUSEWARES (0.5%)
20,200	Scotts Miracle-Gro Co. (The) Class A	1,682,054

	MISCELLANEOUS MANUFACTURERS (0.7%)
27,400	AptarGroup, Inc.	2,121,034

	PACKAGING&CONTAINERS (2.1%)
49,400	Ball Corp.	4,048,330
45,000	Crown Holdings, Inc. *	2,569,050
		6,617,380
		28,119,322
	REAL ESTATE (1.3%)
	REIT (1.3%)
36,000	American Tower Corp. REIT	4,079,880

	TELECOMMUNICATION SERVICES (1.4%)
	ENGINEERING&CONSTRUCTION (1.4%)
40,000	SBA Communications Corp. Class A *	4,486,400

2

Schedule of Investments (unaudited) (continued)

Shares		Value
	TOTAL COMMON STOCKS (Cost $153,106,350) (98.9%)	$317,306,228

SHORT-TERM INVESTMENTS (1.8%)
	MONEY MARKET FUNDS (1.8%)
3,938,102	State Street Institutional Liquid Reserves Fund	$3,938,102
1,891,325	State Street Navigator Securities Lending Prime Portfolio(2)	1,891,325

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,829,427) (1.8%)	5,829,427

	TOTAL INVESTMENT SECURITIES (100.7%) (Cost $158,935,777)	$323,135,655

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.7%)		(2,331,625)

NET ASSETS (3) (100%)		$320,804,030

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($320,804,030 ÷ 10,343,111 shares outstanding)		$31.02

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2016, the market value of the securities on loan was $1,848,979.
(2)	Securities with an aggregate market value of $1,848,979 were out on loan in exchange for $1,891,325 of cash collateral as of September 30, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $158,935,777, aggregate gross unrealized appreciation was $165,220,375, aggregate gross unrealized depreciation was $1,020,497 and the net unrealized appreciation was $164,199,878.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$317,306,228	$—	$—	$317,306,228
Short-Term Investments	5,829,427	—	—	5,829,427
Total Investments in Securities	$323,135,655	$—	$—	$323,135,655

*	See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 29, 2016